UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

March 31, 2013

MFS® MID CAP VALUE FUND

MDV-SEM

MFS® MID CAP VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The first quarter of 2013 delivered strong returns to global equity investors, particularly those holding U.S. and Japanese stocks, while bond returns were flat overall. The U.S.

economy picked up steam, driven by the improving housing and job markets. U.S. economic data were broadly positive, with growth in manufacturing activity, durable goods orders and auto sales. However, consumer confidence wavered somewhat, a likely reflection of the impact of the payroll tax increase and uncertainty over the U.S. government’s across-the-board sequestration cuts.

The eurozone’s unemployment picture and overall economic activity steadily worsened. Cyprus, the latest debt-crisis hot spot, faces unique challenges, with its oversized banking sector’s unhealthy exposure to Greek debt. In addition, the hefty cost to large bank depositors could weaken confidence in the region’s financial stability. China’s economic activity rebounded after a mild slowdown in 2012. The Japanese government’s aggressive effort to stimulate its long-dormant economy by devaluing the yen lifted stock prices, exports and profits for struggling Japanese firms. The outlook for further economic growth and an extension of the U.S. bull market is highly dependent on how much damage is caused by the U.S. budget cuts, global growth prospects and the ebb and flow of global tail risk events. Most factors point to a continued slow and uneven global economic recovery.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
CMS Energy Corp.	1.3%
AmerisourceBergen Corp.	1.2%
Northeast Utilities	1.2%
Delphi Automotive PLC	1.2%
Stanley Black & Decker, Inc.	1.2%
J.M. Smucker Co.	1.1%
Spectra Energy Corp.	1.1%
Bunge Ltd.	1.0%
Coca-Cola Enterprises, Inc.	1.0%
KeyCorp	1.0%

Equity sectors
Financial Services	22.2%
Utilities & Communications	11.8%
Consumer Staples	8.7%
Basic Materials	8.5%
Health Care	8.3%
Energy	8.3%
Industrial Goods & Services	7.5%
Technology	7.3%
Retailing	5.2%
Autos & Housing	3.9%
Leisure	3.6%
Transportation	1.6%
Special Products & Services	1.4%

Percentages are based on net assets as of 3/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2012 through March 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2012 through March 31, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/12	Ending Account Value 3/31/13	Expenses Paid During Period (p) 10/01/12-3/31/13
A	Actual	1.18%	$1,000.00	$1,177.00	$6.40
	Hypothetical (h)	1.18%	$1,000.00	$1,019.05	$5.94
B	Actual	1.93%	$1,000.00	$1,172.59	$10.45
	Hypothetical (h)	1.93%	$1,000.00	$1,015.31	$9.70
C	Actual	1.93%	$1,000.00	$1,172.18	$10.45
	Hypothetical (h)	1.93%	$1,000.00	$1,015.31	$9.70
I	Actual	0.93%	$1,000.00	$1,179.05	$5.05
	Hypothetical (h)	0.93%	$1,000.00	$1,020.29	$4.68
R1	Actual	1.93%	$1,000.00	$1,172.92	$10.46
	Hypothetical (h)	1.93%	$1,000.00	$1,015.31	$9.70
R2	Actual	1.43%	$1,000.00	$1,175.72	$7.76
	Hypothetical (h)	1.43%	$1,000.00	$1,017.80	$7.19
R3	Actual	1.19%	$1,000.00	$1,177.30	$6.46
	Hypothetical (h)	1.19%	$1,000.00	$1,019.00	$5.99
R4	Actual	0.94%	$1,000.00	$1,179.13	$5.11
	Hypothetical (h)	0.94%	$1,000.00	$1,020.24	$4.73
R5	Actual	0.89%	$1,000.00	$1,063.50	$1.48	(i)
	Hypothetical (h)	0.89%	$1,000.00	$1,020.49	$4.48
529A	Actual	1.23%	$1,000.00	$1,176.31	$6.67
	Hypothetical (h)	1.23%	$1,000.00	$1,018.80	$6.19
529B	Actual	1.98%	$1,000.00	$1,172.76	$10.73
	Hypothetical (h)	1.98%	$1,000.00	$1,015.06	$9.95
529C	Actual	1.98%	$1,000.00	$1,171.91	$10.72
	Hypothetical (h)	1.98%	$1,000.00	$1,015.06	$9.95

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, February 1, 2013, through the stated period end.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.4%
Issuer	Shares/Par	Value ($)
Aerospace - 0.7%
Precision Castparts Corp.	49,205	$9,330,252

Airlines - 0.4%
United Continental Holdings, Inc. (a)	144,870	$4,637,289

Apparel Manufacturers - 2.3%
Guess?, Inc.	235,570	$5,849,203
Hanesbrands, Inc. (a)	257,108	11,713,840
PVH Corp.	47,628	5,087,147
VF Corp.	37,210	6,241,978

		$28,892,168
Automotive - 1.8%
Delphi Automotive PLC	326,660	$14,503,704
TRW Automotive Holdings Corp. (a)	142,400	7,832,000

		$22,335,704
Broadcasting - 0.8%
Interpublic Group of Companies, Inc.	797,537	$10,391,907

Brokerage & Asset Managers - 3.0%
Affiliated Managers Group, Inc. (a)	77,226	$11,859,597
Evercore Partners, Inc.	110,000	4,576,000
GFI Group, Inc.	1,046,442	3,495,116
NASDAQ OMX Group, Inc.	344,756	11,135,619
TD Ameritrade Holding Corp.	346,913	7,153,346

		$38,219,678
Business Services - 1.4%
Brenntag AG	41,574	$6,491,682
Fidelity National Information Services, Inc.	275,530	10,916,499

		$17,408,181
Cable TV - 0.4%
Dish Network Corp., “A”	121,419	$4,601,780

Chemicals - 1.3%
Celanese Corp.	231,920	$10,216,076
LyondellBasell Industries N.V., “A”	90,140	5,704,961

		$15,921,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 1.7%
Check Point Software Technologies Ltd. (a)	162,750	$7,647,623
Fair Isaac Corp.	110,419	5,045,044
Symantec Corp. (a)	351,715	8,680,326

		$21,372,993
Computer Software - Systems - 2.5%
Ingram Micro, Inc., “A” (a)	416,050	$8,187,864
NICE Systems Ltd., ADR (a)	169,060	6,226,480
Vantiv, Inc. (a)	274,340	6,512,832
Xerox Corp.	1,200,240	10,322,064

		$31,249,240
Construction - 1.7%
NVR, Inc. (a)	5,810	$6,275,439
Stanley Black & Decker, Inc.	179,069	14,499,217

		$20,774,656
Consumer Products - 1.6%
Inter Parfums, Inc.	35,549	$868,462
International Flavors & Fragrances, Inc.	113,825	8,726,963
Newell Rubbermaid, Inc.	409,170	10,679,337

		$20,274,762
Containers - 3.5%
Ball Corp.	168,633	$8,023,558
Bemis Co., Inc.	201,290	8,124,064
Greif, Inc., “A”	170,220	9,127,196
Owens-Illinois, Inc. (a)	215,415	5,740,810
Packaging Corp. of America	115,406	5,178,267
Sealed Air Corp.	318,770	7,685,545

		$43,879,440
Electrical Equipment - 3.1%
Amphenol Corp., “A”	74,150	$5,535,298
Pentair Ltd.	118,085	6,228,984
Sensata Technologies Holding B.V. (a)	183,560	6,033,617
Tyco International Ltd.	386,360	12,363,520
WESCO International, Inc. (a)	113,030	8,207,108

		$38,368,527
Electronics - 3.1%
Altera Corp.	264,880	$9,395,294
Analog Devices, Inc.	189,270	8,799,162
Microchip Technology, Inc.	332,226	12,212,628

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
NXP Semiconductors N.V. (a)	150,870	$4,565,326
Ultratech, Inc. (a)	98,550	3,895,682

		$38,868,092
Energy - Independent - 5.0%
Cabot Oil & Gas Corp.	144,496	$9,769,375
CONSOL Energy, Inc.	133,076	4,478,007
EQT Corp.	140,240	9,501,260
Gulfport Energy Corp. (a)	75,080	3,440,916
Marathon Petroleum Corp.	36,540	3,273,984
Noble Energy, Inc.	104,839	12,125,679
QEP Resources, Inc.	226,134	7,200,107
SM Energy Co.	150,170	8,893,067
Valero Energy Corp.	76,450	3,477,711

		$62,160,106
Engineering - Construction - 0.6%
Fluor Corp.	114,036	$7,564,008

Food & Beverages - 5.5%
Bunge Ltd.	174,260	$12,865,616
Coca-Cola Enterprises, Inc.	344,170	12,706,756
Dr Pepper Snapple Group, Inc.	144,280	6,773,946
Ingredion, Inc.	131,010	9,474,643
J.M. Smucker Co.	140,629	13,944,772
Pinnacle Foods, Inc. (a)	354,540	7,874,333
Tate & Lyle PLC	443,090	5,722,650

		$69,362,716
Gaming & Lodging - 0.5%
Wynn Resorts Ltd.	51,750	$6,477,030

General Merchandise - 0.4%
Kohl’s Corp.	118,710	$5,476,092

Health Maintenance Organizations - 0.3%
Centene Corp. (a)	73,730	$3,247,069

Insurance - 7.0%
Allied World Assurance Co.	124,552	$11,548,461
Aon PLC	172,139	10,586,549
Everest Re Group Ltd.	91,346	11,862,192
Genworth Financial, Inc. (a)	381,653	3,816,530
Hanover Insurance Group, Inc.	150,057	7,454,832

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Hartford Financial Services Group, Inc.	197,064	$5,084,251
Lincoln National Corp.	250,540	8,170,109
Protective Life Corp.	210,120	7,522,296
Symetra Financial Corp.	440,453	5,906,475
Unum Group	261,854	7,397,376
Validus Holdings Ltd.	214,880	8,030,066

		$87,379,137
Leisure & Toys - 1.6%
Activision Blizzard, Inc.	407,810	$5,941,792
Hasbro, Inc.	106,372	4,673,986
Mattel, Inc.	215,720	9,446,379

		$20,062,157
Machinery & Tools - 3.1%
Cummins, Inc.	89,933	$10,415,141
Eaton Corp. PLC	187,580	11,489,275
Joy Global, Inc.	101,860	6,062,707
Kennametal, Inc.	131,560	5,136,102
Regal Beloit Corp.	77,250	6,300,510

		$39,403,735
Major Banks - 3.8%
Comerica, Inc.	287,057	$10,319,699
Huntington Bancshares, Inc.	1,198,210	8,854,772
KeyCorp	1,258,723	12,536,881
Regions Financial Corp.	1,002,170	8,207,772
State Street Corp.	139,140	8,221,783

		$48,140,907
Medical & Health Technology & Services - 2.1%
AmerisourceBergen Corp.	294,198	$15,136,487
Health Management Associates, Inc., “A” (a)	545,063	7,014,961
Universal Health Services, Inc.	72,440	4,626,743

		$26,778,191
Medical Equipment - 4.5%
Analogic Corp.	45,710	$3,612,004
Cooper Cos., Inc.	75,140	8,106,103
Covidien PLC	100,490	6,817,242
DENTSPLY International, Inc.	273,474	11,600,767
PerkinElmer, Inc.	296,075	9,959,963
St. Jude Medical, Inc.	193,010	7,805,324

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Teleflex, Inc.	108,963	$9,208,463

		$57,109,866
Metals & Mining - 0.7%
GrafTech International Ltd. (a)	539,063	$4,140,004
Iluka Resources Ltd.	469,273	4,587,374

		$8,727,378
Natural Gas - Distribution - 2.7%
AGL Resources, Inc.	170,724	$7,161,872
NiSource, Inc.	215,510	6,323,063
NorthWestern Corp.	174,348	6,949,511
Spectra Energy Corp.	437,149	13,442,332

		$33,876,778
Oil Services - 3.3%
Cameron International Corp. (a)	107,124	$6,984,485
Dresser-Rand Group, Inc. (a)	183,328	11,304,004
Ensco PLC, “A”	164,510	9,870,600
Noble Corp.	236,320	9,015,608
Superior Energy Services, Inc. (a)	154,370	4,008,989

		$41,183,686
Other Banks & Diversified Financials - 5.1%
CIT Group, Inc. (a)	208,060	$9,046,449
Discover Financial Services	235,010	10,537,848
Fifth Third Bancorp	752,370	12,271,155
New York Community Bancorp, Inc.	447,730	6,424,926
PrivateBancorp, Inc.	199,280	3,768,385
SunTrust Banks, Inc.	317,770	9,154,954
TCF Financial Corp.	346,460	5,183,042
Zions Bancorporation	311,280	7,778,887

		$64,165,646
Pharmaceuticals - 1.4%
Mylan, Inc. (a)	275,050	$7,959,947
Valeant Pharmaceuticals International, Inc. (a)	94,990	7,126,150
Zoetis, Inc. (a)	90,400	3,019,360

		$18,105,457
Printing & Publishing - 0.3%
Moody’s Corp.	76,750	$4,092,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 0.8%
Kansas City Southern Co.	87,098	$9,659,168

Real Estate - 3.3%
Annaly Mortgage Management, Inc., REIT	365,510	$5,807,954
Big Yellow Group PLC, REIT	722,021	3,894,615
BioMed Realty Trust, Inc., REIT	418,120	9,031,392
DDR Corp., REIT	334,940	5,834,655
EPR Properties, REIT	170,420	8,870,361
Equity Lifestyle Properties, Inc., REIT	105,400	8,094,720

		$41,533,697
Specialty Chemicals - 3.0%
Air Products & Chemicals, Inc.	66,002	$5,750,094
Airgas, Inc.	78,679	7,801,810
Akzo Nobel N.V.	126,901	8,056,266
FMC Corp.	182,350	10,399,421
Symrise AG	149,231	5,913,522

		$37,921,113
Specialty Stores - 2.5%
Bed Bath & Beyond, Inc. (a)	144,520	$9,309,978
Children’s Place Retail Store, Inc. (a)	151,481	6,789,378
Express, Inc. (a)	387,220	6,896,388
Sally Beauty Holdings, Inc. (a)	133,200	3,913,416
Staples, Inc.	316,280	4,247,640

		$31,156,800
Telephone Services - 1.0%
Frontier Communications Corp. (l)	1,020,521	$4,061,674
Windstream Corp. (l)	1,068,250	8,492,588

		$12,554,262
Tobacco - 1.6%
Lorillard, Inc.	242,460	$9,783,261
Schweitzer-Mauduit International, Inc.	252,060	9,762,284

		$19,545,545
Trucking - 0.4%
Swift Transportation Co. (a)	354,850	$5,031,773

Utilities - Electric Power - 7.3%
AES Corp.	778,281	$9,782,992
Calpine Corp. (a)	289,600	5,965,760
CenterPoint Energy, Inc.	248,924	5,964,219

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
CMS Energy Corp.	566,299	$15,822,394
DTE Energy Co.	137,360	9,387,182
Great Plains Energy, Inc.	462,580	10,727,230
Northeast Utilities	342,096	14,867,492
NRG Energy, Inc.	118,587	3,141,370
OGE Energy Corp.	94,060	6,582,319
Portland General Electric Co.	173,590	5,264,985
Wisconsin Energy Corp.	104,584	4,485,605

		$91,991,548
Utilities - Water - 0.3%
American Water Works Co., Inc.	79,752	$3,304,921
Total Common Stocks (Identified Cost, $936,618,752)		$1,222,536,802

Convertible Preferred Stocks - 0.9%
Automotive - 0.4%
General Motors Co., 4.75%	114,910	$4,934,235

Utilities - Electric Power - 0.5%
PPL Corp., 9.5%	105,100	$5,759,480
Total Convertible Preferred Stocks (Identified Cost, $11,005,509)		$10,693,715

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	15,537,180	$15,537,180

Collateral for Securities Loaned - 0.8%
Navigator Securities Lending Prime Portfolio, 0.21%, at Cost and Net Asset Value (j)	9,413,452	$9,413,452
Total Investments (Identified Cost, $972,574,893)		$1,258,181,149

Other Assets, Less Liabilities - (0.3)%		(3,192,423)
Net Assets - 100.0%		$1,254,988,726

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $957,037,713)	$1,242,643,969
Underlying affiliated funds, at cost and value	15,537,180
Total investments, at value, including $9,156,457 of securities on loan (identified cost, $972,574,893)	$1,258,181,149
Cash	313,881
Receivables for
Investments sold	11,329,809
Fund shares sold	3,765,213
Interest and dividends	2,091,208
Other assets	6,125
Total assets	$1,275,687,385
Liabilities
Payables for
Investments purchased	$9,497,188
Fund shares reacquired	1,157,438
Collateral for securities loaned, at value	9,413,452
Payable to affiliates
Investment adviser	128,552
Shareholder servicing costs	435,490
Distribution and service fees	15,150
Program manager fees	23
Payable for independent Trustees’ compensation	1,707
Accrued expenses and other liabilities	49,659
Total liabilities	$20,698,659
Net assets	$1,254,988,726
Net assets consist of
Paid-in capital	$955,168,270
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	285,606,959
Accumulated net realized gain (loss) on investments and foreign currency	12,133,989
Undistributed net investment income	2,079,508
Net assets	$1,254,988,726
Shares of beneficial interest outstanding	73,141,511

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$213,481,148	12,592,523	$16.95
Class B	14,125,508	863,087	16.37
Class C	30,537,561	1,869,970	16.33
Class I	26,128,315	1,513,119	17.27
Class R1	1,783,726	110,389	16.16
Class R2	17,053,651	1,023,499	16.66
Class R3	7,316,859	432,033	16.94
Class R4	6,116,003	359,797	17.00
Class R5	935,026,670	54,169,962	17.26
Class 529A	2,417,995	144,590	16.72
Class 529B	210,982	13,215	15.97
Class 529C	790,308	49,327	16.02

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $17.98 [100 / 94.25 x $16.95] and $17.74 [100 / 94.25 x $16.72], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$13,635,638
Interest	63,334
Dividends from underlying affiliated funds	15,299
Foreign taxes withheld	(73,214)
Total investment income	$13,641,057
Expenses
Management fee	$4,118,455
Distribution and service fees	488,680
Program manager fees	1,508
Shareholder servicing costs	713,080
Administrative services fee	76,072
Independent Trustees’ compensation	9,784
Custodian fee	49,789
Shareholder communications	14,993
Audit and tax fees	15,869
Legal fees	6,203
Miscellaneous	89,775
Total expenses	$5,584,208
Fees paid indirectly	(10)
Reduction of expenses by investment adviser and distributor	(1,879)
Net expenses	$5,582,319
Net investment income	$8,058,738
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$39,477,721
Foreign currency	5,266
Net realized gain (loss) on investments and foreign currency	$39,482,987
Change in unrealized appreciation (depreciation)
Investments	$139,158,533
Translation of assets and liabilities in foreign currencies	(603)
Net unrealized gain (loss) on investments and foreign currency translation	$139,157,930
Net realized and unrealized gain (loss) on investments and foreign currency	$178,640,917
Change in net assets from operations	$186,699,655

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/13 (unaudited)	Year ended 9/30/12
From operations
Net investment income	$8,058,738	$7,625,268
Net realized gain (loss) on investments and foreign currency	39,482,987	71,794,987
Net unrealized gain (loss) on investments and foreign currency translation	139,157,930	138,200,163
Change in net assets from operations	$186,699,655	$217,620,418
Distributions declared to shareholders
From net investment income	$(11,000,078)	$(6,100,407)
Change in net assets from fund share transactions	$46,973,952	$56,976,537
Total change in net assets	$222,673,529	$268,496,548
Net assets
At beginning of period	1,032,315,197	763,818,649
At end of period (including undistributed net investment income of $2,079,508 and $5,020,848, respectively)	$1,254,988,726	$1,032,315,197

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.52		$11.42	$11.64	$9.83	$10.37	$15.15
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.09	$0.07	$0.07	$0.07	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		3.08	(0.21)	1.79	(0.51)	(3.50)
Total from investment operations	$2.56		$3.17	$(0.14)	$1.86	$(0.44)	$(3.42)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.07)	$(0.08)	$(0.05)	$(0.10)	$(0.13)
From net realized gain on investments	—		—	—	—	—	(1.23)
Total distributions declared to shareholders	$(0.13)		$(0.07)	$(0.08)	$(0.05)	$(0.10)	$(1.36)
Net asset value, end of period (x)	$16.95		$14.52	$11.42	$11.64	$9.83	$10.37
Total return (%) (r)(s)(t)(x)	17.77	(n)	27.87	(1.31)	19.05	(3.95)	(24.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.21	1.22	1.26	1.40	1.34
Expenses after expense reductions (f)	1.18	(a)	1.21	1.22	1.25	1.29	1.34
Net investment income	1.28	(a)	0.67	0.50	0.65	0.93	0.64
Portfolio turnover	21	(n)	52	56	60	145	69
Net assets at end of period (000 omitted)	$213,481		$167,512	$131,914	$136,470	$118,140	$144,892

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class B			2012	2011	2010	2009		2008

Net asset value, beginning of period	$13.97		$11.00	$11.23	$9.51	$9.97		$14.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.01)	$(0.03)	$(0.01)	$0.02		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.38		2.98	(0.20)	1.73	(0.48)		(3.37)
Total from investment operations	$2.42		$2.97	$(0.23)	$1.72	$(0.46)		$(3.37)
Less distributions declared to shareholders
From net investment income	$(0.02)		$—	$—	$—	$(0.00	)(w)	$—
From net realized gain on investments	—		—	—	—	—		(1.23)
Total distributions declared to shareholders	$(0.02)		$—	$—	$—	$(0.00	)(w)	$(1.23)
Net asset value, end of period (x)	$16.37		$13.97	$11.00	$11.23	$9.51		$9.97
Total return (%) (r)(s)(t)(x)	17.33	(n)	27.00	(2.05)	18.09	(4.59)		(24.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.97	2.01	2.11		1.99
Expenses after expense reductions (f)	1.93	(a)	1.96	1.97	2.00	2.00		1.99
Net investment income (loss)	0.52	(a)	(0.10)	(0.25)	(0.11)	0.24		(0.03)
Portfolio turnover	21	(n)	52	56	60	145		69
Net assets at end of period (000 omitted)	$14,126		$13,306	$13,813	$18,348	$22,224		$34,037

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.96		$10.99	$11.22	$9.50	$9.98	$14.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.01)	$(0.03)	$(0.01)	$0.02	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.37		2.98	(0.20)	1.73	(0.49)	(3.37)
Total from investment operations	$2.41		$2.97	$(0.23)	$1.72	$(0.47)	$(3.37)
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—	$—	$(0.01)	$(0.00	)(w)
From net realized gain on investments	—		—	—	—	—	(1.23)
Total distributions declared to shareholders	$(0.04)		$—	$—	$—	$(0.01)	$(1.23)
Net asset value, end of period (x)	$16.33		$13.96	$10.99	$11.22	$9.50	$9.98
Total return (%) (r)(s)(t)(x)	17.29	(n)	27.02	(2.05)	18.11	(4.65)	(24.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.97	2.01	2.11	1.99
Expenses after expense reductions (f)	1.93	(a)	1.96	1.97	2.00	2.00	1.99
Net investment income (loss)	0.53	(a)	(0.08)	(0.25)	(0.10)	0.23	(0.02)
Portfolio turnover	21	(n)	52	56	60	145	69
Net assets at end of period (000 omitted)	$30,538		$24,742	$18,430	$18,717	$17,003	$21,381

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.80		$11.64	$11.86	$10.02	$10.59	$15.43
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.13	$0.10	$0.10	$0.10	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.55		3.13	(0.22)	1.82	(0.53)	(3.57)
Total from investment operations	$2.64		$3.26	$(0.12)	$1.92	$(0.43)	$(3.44)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.10)	$(0.10)	$(0.08)	$(0.14)	$(0.17)
From net realized gain on investments	—		—	—	—	—	(1.23)
Total distributions declared to shareholders	$(0.17)		$(0.10)	$(0.10)	$(0.08)	$(0.14)	$(1.40)
Net asset value, end of period (x)	$17.27		$14.80	$11.64	$11.86	$10.02	$10.59
Total return (%) (r)(s)(x)	17.97(n	)	28.21	(1.07)	19.26	(3.62)	(24.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.96	0.97	1.01	1.10	0.99
Expenses after expense reductions (f)	0.93	(a)	0.96	0.97	1.00	1.00	0.99
Net investment income	1.19	(a)	0.92	0.76	0.90	1.20	1.01
Portfolio turnover	21	(n)	52	56	60	145	69
Net assets at end of period (000 omitted)	$26,128		$802,524	$580,412	$537,692	$467,782	$493,192

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R1			2012	2011	2010		2009	2008

Net asset value, beginning of period	$13.79		$10.86	$11.09	$9.39		$9.89	$14.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.01)	$(0.03)	$(0.01)		$0.02	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.35		2.94	(0.20)	1.71		(0.49)	(3.36)
Total from investment operations	$2.39		$2.93	$(0.23)	$1.70		$(0.47)	$(3.36)
Less distributions declared to shareholders
From net investment income	$(0.02)		$—	$—	$(0.00	)(w)	$(0.03)	$(0.06)
From net realized gain on investments	—		—	—	—		—	(1.23)
Total distributions declared to shareholders	$(0.02)		$—	$—	$(0.00	)(w)	$(0.03)	$(1.29)
Net asset value, end of period (x)	$16.16		$13.79	$10.86	$11.09		$9.39	$9.89
Total return (%) (r)(s)(x)	17.37	(n)	26.98	(2.07)	18.11		(4.60)	(24.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.97	2.01		2.10	2.03
Expenses after expense reductions (f)	1.93	(a)	1.96	1.97	2.00		2.00	2.03
Net investment income (loss)	0.49	(a)	(0.08)	(0.25)	(0.10)		0.20	(0.00)
Portfolio turnover	21	(n)	52	56	60		145	69
Net assets at end of period (000 omitted)	$1,784		$2,101	$1,760	$1,712		$1,424	$1,516

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.25		$11.20	$11.43	$9.66	$10.21	$14.93
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.05	$0.03	$0.04	$0.05	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	2.42		3.04	(0.21)	1.77	(0.51)	(3.46)
Total from investment operations	$2.50		$3.09	$(0.18)	$1.81	$(0.46)	$(3.39)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.04)	$(0.05)	$(0.04)	$(0.09)	$(0.10)
From net realized gain on investments	—		—	—	—	—	(1.23)
Total distributions declared to shareholders	$(0.09)		$(0.04)	$(0.05)	$(0.04)	$(0.09)	$(1.33)
Net asset value, end of period (x)	$16.66		$14.25	$11.20	$11.43	$9.66	$10.21
Total return (%) (r)(s)(x)	17.64	(n)	27.63	(1.64)	18.76	(4.11)	(24.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.46	1.47	1.51	1.60	1.51
Expenses after expense reductions (f)	1.43	(a)	1.46	1.47	1.50	1.50	1.51
Net investment income	1.02	(a)	0.41	0.25	0.40	0.70	0.59
Portfolio turnover	21	(n)	52	56	60	145	69
Net assets at end of period (000 omitted)	$17,054		$15,355	$13,217	$13,697	$11,193	$11,366

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.51		$11.42	$11.64	$9.84	$10.37	$15.11
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.09	$0.07	$0.07	$0.08	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.47		3.08	(0.21)	1.79	(0.52)	(3.49)
Total from investment operations	$2.57		$3.17	$(0.14)	$1.86	$(0.44)	$(3.40)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.08)	$(0.08)	$(0.06)	$(0.09)	$(0.11)
From net realized gain on investments	—		—	—	—	—	(1.23)
Total distributions declared to shareholders	$(0.14)		$(0.08)	$(0.08)	$(0.06)	$(0.09)	$(1.34)
Net asset value, end of period (x)	$16.94		$14.51	$11.42	$11.64	$9.84	$10.37
Total return (%) (r)(s)(x)	17.80	(n)	27.93	(1.29)	18.96	(3.91)	(24.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.21	1.23	1.26	1.35	1.27
Expenses after expense reductions (f)	1.19	(a)	1.21	1.23	1.25	1.25	1.27
Net investment income	1.34	(a)	0.68	0.50	0.65	0.96	0.73
Portfolio turnover	21	(n)	52	56	60	145	69
Net assets at end of period (000 omitted)	$7,317		$3,826	$2,141	$898	$883	$1,333

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.57		$11.46	$11.68	$9.86	$10.43	$15.21
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.13	$0.10	$0.10	$0.08	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.47		3.08	(0.22)	1.80	(0.51)	(3.52)
Total from investment operations	$2.60		$3.21	$(0.12)	$1.90	$(0.43)	$(3.40)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.10)	$(0.10)	$(0.08)	$(0.14)	$(0.15)
From net realized gain on investments	—		—	—	—	—	(1.23)
Total distributions declared to shareholders	$(0.17)		$(0.10)	$(0.10)	$(0.08)	$(0.14)	$(1.38)
Net asset value, end of period (x)	$17.00		$14.57	$11.46	$11.68	$9.86	$10.43
Total return (%) (r)(s)(x)	17.98	(n)	28.22	(1.08)	19.37	(3.68)	(24.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.96	0.97	1.01	1.06	1.02
Expenses after expense reductions (f)	0.94	(a)	0.96	0.97	1.00	1.00	1.02
Net investment income	1.58	(a)	0.93	0.75	0.90	1.04	0.98
Portfolio turnover	21	(n)	52	56	60	145	69
Net assets at end of period (000 omitted)	$6,116		$258	$173	$175	$147	$50

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Period ended 3/31/13 (i)
	(unaudited)
Net asset value, beginning of period	$16.22
Income (loss) from investment operations
Net investment income (d)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.97	(g)
Total from investment operations	$1.04
Net asset value, end of period (x)	$17.26
Total return (%) (r)(s)(x)	6.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)
Expenses after expense reductions (f)	0.89	(a)
Net investment income	2.45	(a)
Portfolio turnover	21	(n)
Net assets at end of period (000 omitted)	$935,027

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class 529A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.33		$11.26	$11.49	$9.71	$10.24	$14.96
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.08	$0.05	$0.06	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		3.05	(0.21)	1.77	(0.50)	(3.47)
Total from investment operations	$2.52		$3.13	$(0.16)	$1.83	$(0.44)	$(3.41)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.06)	$(0.07)	$(0.05)	$(0.09)	$(0.08)
From net realized gain on investments	—		—	—	—	—	(1.23)
Total distributions declared to shareholders	$(0.13)		$(0.06)	$(0.07)	$(0.05)	$(0.09)	$(1.31)
Net asset value, end of period (x)	$16.72		$14.33	$11.26	$11.49	$9.71	$10.24
Total return (%) (r)(s)(t)(x)	17.70	(n)	27.94	(1.47)	18.91	(4.03)	(24.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.31	1.32	1.36	1.49	1.52
Expenses after expense reductions (f)	1.23	(a)	1.26	1.31	1.35	1.39	1.52
Net investment income	1.23	(a)	0.62	0.41	0.56	0.81	0.48
Portfolio turnover	21	(n)	52	56	60	145	69
Net assets at end of period (000 omitted)	$2,418		$1,930	$1,234	$1,076	$769	$813

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class 529B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.63		$10.74	$10.98	$9.30	$9.79	$14.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.02)	$(0.04)	$(0.02)	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.32		2.91	(0.20)	1.70	(0.48)	(3.31)
Total from investment operations	$2.36		$2.89	$(0.24)	$1.68	$(0.47)	$(3.33)
Less distributions declared to shareholders
From net investment income	$(0.02)		$—	$—	$—	$(0.02)	$—
From net realized gain on investments	—		—	—	—	—	(1.23)
Total distributions declared to shareholders	$(0.02)		$—	$—	$—	$(0.02)	$(1.23)
Net asset value, end of period (x)	$15.97		$13.63	$10.74	$10.98	$9.30	$9.79
Total return (%) (r)(s)(t)(x)	17.35	(n)	26.91	(2.19)	18.06	(4.77)	(24.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.06	2.07	2.11	2.20	2.17
Expenses after expense reductions (f)	1.98	(a)	2.01	2.06	2.10	2.10	2.17
Net investment income (loss)	0.49	(a)	(0.15)	(0.35)	(0.19)	0.11	(0.18)
Portfolio turnover	21	(n)	52	56	60	145	69
Net assets at end of period (000 omitted)	$211		$184	$177	$245	$196	$206

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class 529C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.69		$10.79	$11.02	$9.34	$9.81	$14.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.02)	$(0.04)	$(0.02)	$0.00(w )	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.32		2.92	(0.19)	1.70	(0.46)	(3.32)
Total from investment operations	$2.36		$2.90	$(0.23)	$1.68	$(0.46)	$(3.34)
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—	$—	$(0.01)	$—
From net realized gain on investments	—		—	—	—	—	(1.23)
Total distributions declared to shareholders	$(0.03)		$—	$—	$—	$(0.01)	$(1.23)
Net asset value, end of period (x)	$16.02		$13.69	$10.79	$11.02	$9.34	$9.81
Total return (%) (r)(s)(t)(x)	17.26	(n)	26.88	(2.09)	17.99	(4.67)	(24.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.06	2.07	2.11	2.19	2.17
Expenses after expense reductions (f)	1.98	(a)	2.01	2.06	2.10	2.10	2.17
Net investment income (loss)	0.50	(a)	(0.15)	(0.34)	(0.19)	0.05	(0.19)
Portfolio turnover	21	(n)	52	56	60	145	69
Net assets at end of period (000 omitted)	$790		$579	$546	$462	$392	$273

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, February 1, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Value Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impacts of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,172,998,829	$—	$—	$1,172,998,829
Israel	13,874,103	—	—	13,874,103
Netherlands	12,621,592	—	—	12,621,592
Germany	12,405,204	—	—	12,405,204
United Kingdom	9,617,265	—	—	9,617,265
Canada	7,126,150	—	—	7,126,150
Australia	—	4,587,374	—	4,587,374
Mutual Funds	24,950,632	—	—	24,950,632
Total Investments	$1,253,593,775	$4,587,374	$—	$1,258,181,149

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/12
Ordinary income (including any short-term capital gains)	$6,100,407

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/13
Cost of investments	$974,581,925
Gross appreciation	298,737,345
Gross depreciation	(15,138,121)
Net unrealized appreciation (depreciation)	$283,599,224

As of 9/30/12
Undistributed ordinary income	5,020,848
Capital loss carryforwards	(25,970,891)
Other temporary differences	(84,516)
Net unrealized appreciation (depreciation)	145,155,438

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried

Notes to Financial Statements (unaudited) – continued

forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/18	$(25,970,891)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/13	Year ended 9/30/12
Class A	$1,519,721	$797,132
Class B	17,312	—
Class C	71,150	—
Class I	9,218,445	5,233,267
Class R1	2,922	—
Class R2	91,394	43,103
Class R3	36,114	17,928
Class R4	22,871	1,588
Class 529A	18,411	7,389
Class 529B	296	—
Class 529C	1,442	—
Total	$11,000,078	$6,100,407

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	0.91%	1.30%	2.05%	2.05%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2014. For the six months ended March 31, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $40,543 and $1,434 for the six months ended March 31, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$225,340
Class B	0.75%	0.25%	1.00%	1.00%	67,371
Class C	0.75%	0.25%	1.00%	1.00%	135,065
Class R1	0.75%	0.25%	1.00%	1.00%	9,434
Class R2	0.25%	0.25%	0.50%	0.50%	38,257
Class R3	—	0.25%	0.25%	0.25%	6,146
Class 529A	—	0.25%	0.25%	0.25%	2,671
Class 529B	0.75%	0.25%	1.00%	1.00%	942
Class 529C	0.75%	0.25%	1.00%	1.00%	3,454
Total Distribution and Service Fees					$488,680

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased

Notes to Financial Statements (unaudited) – continued

prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2013, were as follows:

Amount
Class A	$5,302
Class B	6,244
Class C	567
Class 529B	—
Class 529C	34

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until January 31, 2014, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended March 31, 2013, this waiver amounted to $754 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2013, were as follows:

	Fee	Waiver
Class 529A	$1,069	$534
Class 529B	94	47
Class 529C	345	173
Total Program Manager Fees and Waivers	$1,508	$754

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2013, the fee was $82,714, which equated to 0.0149% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $172,703.

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2013, these costs for the fund amounted to $457,663 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,908 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,125, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On January 31, 2013, MFS purchased 6,165 shares of Class R5 for an aggregate amount of $100,000.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $281,445,933 and $225,150,079, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/13 (i)		Year ended 9/30/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,170,176	$34,391,426	2,360,808	$32,071,771
Class B	85,129	1,288,483	149,124	1,934,074
Class C	281,794	4,175,196	505,700	6,556,501
Class I	1,892,217	29,270,364	6,904,417	95,016,924
Class R1	15,632	234,372	38,130	487,607
Class R2	229,702	3,569,760	328,651	4,334,889
Class R3	230,064	3,667,101	152,406	2,091,724
Class R4	361,589	5,594,069	2,442	33,575
Class R5	54,653,731	902,913,312	—	—
Class 529A	16,376	247,575	36,729	490,213
Class 529B	1,116	17,032	896	11,352
Class 529C	8,440	117,521	4,623	57,370
	59,945,966	$985,486,211	10,483,926	$143,086,000

Shares issued to shareholders in reinvestment of distributions
Class A	62,976	$945,896	37,406	$459,351
Class B	1,127	16,382	—	—
Class C	4,401	63,818	—	—
Class I	601,827	9,201,939	418,363	5,225,349
Class R1	204	2,922	—	—
Class R2	6,134	90,653	3,543	42,798
Class R3	2,406	36,114	1,461	17,928
Class R4	1,520	22,871	129	1,588
Class 529A	1,237	18,336	609	7,385
Class 529B	21	296	—	—
Class 529C	101	1,442	—	—
	681,954	$10,400,669	461,511	$5,754,399

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/13 (i)		Year ended 9/30/12
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,175,227)	$(18,033,302)	(2,418,069)	$(32,421,912)
Class B	(175,849)	(2,662,804)	(452,200)	(5,893,778)
Class C	(189,080)	(2,829,398)	(409,747)	(5,346,333)
Class I	(55,188,730)	(910,399,135)	(2,978,278)	(40,395,843)
Class R1	(57,742)	(849,379)	(47,854)	(602,265)
Class R2	(289,571)	(4,395,602)	(434,611)	(5,746,884)
Class R3	(64,082)	(1,011,273)	(77,688)	(1,074,579)
Class R4	(21,002)	(331,169)	(13)	(165)
Class R5	(483,769)	(8,238,142)	—	—
Class 529A	(7,707)	(120,114)	(12,230)	(163,881)
Class 529B	(1,432)	(20,643)	(3,906)	(48,758)
Class 529C	(1,478)	(21,967)	(13,012)	(169,464)
	(57,655,669)	$(948,912,928)	(6,847,608)	$(91,863,862)

Net change
Class A	1,057,925	$17,304,020	(19,855)	$109,210
Class B	(89,593)	(1,357,939)	(303,076)	(3,959,704)
Class C	97,115	1,409,616	95,953	1,210,168
Class I	(52,694,686)	(871,926,832)	4,344,502	59,846,430
Class R1	(41,906)	(612,085)	(9,724)	(114,658)
Class R2	(53,735)	(735,189)	(102,417)	(1,369,197)
Class R3	168,388	2,691,942	76,179	1,035,073
Class R4	342,107	5,285,771	2,558	34,998
Class R5	54,169,962	894,675,170	—	—
Class 529A	9,906	145,797	25,108	333,717
Class 529B	(295)	(3,315)	(3,010)	(37,406)
Class 529C	7,063	96,996	(8,389)	(112,094)
	2,972,251	$46,973,952	4,097,829	$56,976,537

(i)	For Class R5, the period is from inception, February 1, 2013, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2020 Fund were the owners of record of approximately 27%, 26%, 11%, 8%, 2%, 1% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2013, the fund’s commitment fee and interest expense were $3,078 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,685,359	119,731,649	(138,879,828)	15,537,180

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,299	$15,537,180

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2013

MFS® BLENDED RESEARCH® CORE EQUITY FUND

UNE-SEM

MFS® BLENDED RESEARCH® CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The first quarter of 2013 delivered strong returns to global equity investors, particularly those holding U.S. and Japanese stocks, while bond returns were flat overall. The U.S.

economy picked up steam, driven by the improving housing and job markets. U.S. economic data were broadly positive, with growth in manufacturing activity, durable goods orders and auto sales. However, consumer confidence wavered somewhat, a likely reflection of the impact of the payroll tax increase and uncertainty over the U.S. government’s across-the-board sequestration cuts.

The eurozone’s unemployment picture and overall economic activity steadily worsened. Cyprus, the latest debt-crisis hot spot, faces unique challenges, with its oversized banking sector’s unhealthy exposure to Greek debt. In addition, the hefty cost to large bank depositors could weaken confidence in the region’s financial stability. China’s economic activity rebounded after a mild slowdown in 2012. The Japanese government’s aggressive effort to stimulate its long-dormant economy by devaluing the yen lifted stock prices, exports and profits for struggling Japanese firms. The outlook for further economic growth and an extension of the U.S. bull market is highly dependent on how much damage is caused by the U.S. budget cuts, global growth prospects and the ebb and flow of global tail risk events. Most factors point to a continued slow and uneven global economic recovery.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	4.2%
Chevron Corp.	2.7%
Google, Inc., “A”	2.5%
JPMorgan Chase & Co.	2.4%
Pfizer, Inc.	2.3%
Apple, Inc.	2.0%
Amgen, Inc.	2.0%
Procter & Gamble Co.	1.9%
Citigroup, Inc.	1.9%
CVS Caremark Corp.	1.7%

Equity sectors
Financial Services	15.8%
Technology	15.4%
Health Care	12.9%
Energy	10.9%
Consumer Staples	9.4%
Utilities & Communications	7.8%
Retailing	6.3%
Industrial Goods & Services	5.6%
Leisure	5.5%
Basic Materials	3.0%
Special Products & Services	2.9%
Autos & Housing	2.0%
Transportation	1.7%

Percentages are based on net assets as of 3/31/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2012 through March 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2012 through March 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/12	Ending Account Value 3/31/13	Expenses Paid During Period (p) 10/01/12-3/31/13
A	Actual	0.88%	$1,000.00	$1,092.65	$4.59
	Hypothetical (h)	0.88%	$1,000.00	$1,020.54	$4.43
B	Actual	1.63%	$1,000.00	$1,088.87	$8.49
	Hypothetical (h)	1.63%	$1,000.00	$1,016.80	$8.20
C	Actual	1.63%	$1,000.00	$1,088.14	$8.49
	Hypothetical (h)	1.63%	$1,000.00	$1,016.80	$8.20
I	Actual	0.63%	$1,000.00	$1,093.34	$3.29
	Hypothetical (h)	0.63%	$1,000.00	$1,021.79	$3.18
R1	Actual	1.62%	$1,000.00	$1,088.26	$8.43
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15
R2	Actual	1.13%	$1,000.00	$1,091.25	$5.89
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69
R3	Actual	0.88%	$1,000.00	$1,092.21	$4.59
	Hypothetical (h)	0.88%	$1,000.00	$1,020.54	$4.43
R4	Actual	0.63%	$1,000.00	$1,094.14	$3.29
	Hypothetical (h)	0.63%	$1,000.00	$1,021.79	$3.18
R5	Actual	0.53%	$1,000.00	$1,094.40	$2.77
	Hypothetical (h)	0.53%	$1,000.00	$1,022.29	$2.67

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.85%, 1.60%, 1.60%, 0.60%, 1.60%, 1.10%, 0.85%, and 0.60% for Classes A, B, C, I, R1, R2, R3, and R4 respectively; the actual expenses paid during the period would have been approximately $4.44, $8.33, $8.33, $3.13, $8.33, $5.74, $4.43, and $3.13 for Classes A, B, C, I, R1, R2, R3, and R4 respectively; and the hypothetical expenses paid during the period would have been approximately $4.28, $8.05, $8.05, $3.02, $8.05, $5.54, $4.28, and $3.02 for Classes A, B, C, I, R1, R2, R3, and R4 respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)
Aerospace - 3.2%
Lockheed Martin Corp.	23,592	$2,277,100
Precision Castparts Corp.	6,250	1,185,120
United Technologies Corp.	25,830	2,413,297

		$5,875,517
Automotive - 2.0%
Delphi Automotive PLC	41,550	$1,844,820
Johnson Controls, Inc.	53,310	1,869,582

		$3,714,402
Biotechnology - 2.7%
Amgen, Inc.	35,280	$3,616,553
Gilead Sciences, Inc. (a)	26,790	1,310,835

		$4,927,388
Broadcasting - 1.2%
Viacom, Inc., “B”	35,720	$2,199,280

Business Services - 2.1%
Accenture PLC, “A”	32,780	$2,490,297
CoreLogic, Inc. (a)	52,800	1,365,408

		$3,855,705
Cable TV - 2.8%
Comcast Corp., “A”	62,180	$2,612,182
Time Warner Cable, Inc.	26,950	2,588,817

		$5,200,999
Chemicals - 2.1%
CF Industries Holdings, Inc.	9,990	$1,901,796
PPG Industries, Inc.	14,540	1,947,488

		$3,849,284
Computer Software - 4.5%
Microsoft Corp.	94,062	$2,691,114
Oracle Corp.	96,774	3,129,671
SolarWinds, Inc. (a)	42,380	2,504,658

		$8,325,443

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 4.8%
Apple, Inc.	8,298	$3,672,944
Hewlett-Packard Co.	102,960	2,454,566
International Business Machines Corp.	5,441	1,160,565
Western Digital Corp.	30,490	1,533,037

		$8,821,112
Consumer Products - 2.9%
Nu Skin Enterprises, Inc., “A”	39,380	$1,740,596
Procter & Gamble Co.	46,001	3,544,837

		$5,285,433
Consumer Services - 0.8%
Priceline.com, Inc. (a)	2,090	$1,437,774

Electrical Equipment - 0.7%
General Electric Co.	55,954	$1,293,656

Electronics - 1.4%
Intel Corp.	116,107	$2,536,938

Energy - Independent - 2.6%
EOG Resources, Inc.	17,190	$2,201,523
HollyFrontier Corp.	14,890	766,091
Marathon Petroleum Corp.	19,840	1,777,664

		$4,745,278
Energy - Integrated - 6.9%
Chevron Corp.	41,929	$4,982,004
Exxon Mobil Corp.	85,659	7,718,732

		$12,700,736
Food & Beverages - 4.1%
Coca-Cola Co.	17,750	$717,810
Coca-Cola Enterprises, Inc.	62,160	2,294,947
General Mills, Inc.	47,860	2,359,977
Tyson Foods, Inc., “A”	87,670	2,175,969

		$7,548,703
Food & Drug Stores - 4.3%
CVS Caremark Corp.	57,620	$3,168,524
Kroger Co.	68,220	2,260,811
Walgreen Co.	52,200	2,488,896

		$7,918,231

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 2.0%
Dillard’s, Inc.	11,780	$925,319
Macy’s, Inc.	47,870	2,002,881
Target Corp.	10,700	732,415

		$3,660,615
Insurance - 5.1%
American International Group, Inc. (a)	28,450	$1,104,429
Berkshire Hathaway, Inc., “B” (a)	2,360	245,912
Everest Re Group Ltd.	12,100	1,571,306
MetLife, Inc.	60,930	2,316,559
Prudential Financial, Inc.	39,870	2,351,931
Validus Holdings Ltd.	47,770	1,785,165

		$9,375,302
Internet - 2.9%
AOL, Inc.	21,690	$834,848
Google, Inc., “A” (a)	5,678	4,508,502

		$5,343,350
Machinery & Tools - 1.7%
Cummins, Inc.	19,520	$2,260,611
Kennametal, Inc.	24,510	956,870

		$3,217,481
Major Banks - 6.1%
Goldman Sachs Group, Inc.	19,470	$2,865,011
JPMorgan Chase & Co.	93,373	4,431,483
PNC Financial Services Group, Inc.	36,940	2,456,510
Wells Fargo & Co.	39,050	1,444,460

		$11,197,464
Medical & Health Technology & Services - 1.1%
HCA Holdings, Inc.	52,500	$2,133,075

Medical Equipment - 3.0%
Abbott Laboratories	49,150	$1,735,978
Medtronic, Inc.	29,770	1,397,999
Thermo Fisher Scientific, Inc.	30,920	2,365,071

		$5,499,048
Network & Telecom - 1.8%
Juniper Networks, Inc. (a)	87,480	$1,621,879
Qualcomm, Inc.	25,080	1,679,106

		$3,300,985

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 1.4%
Halliburton Co.	27,960	$1,129,864
Oil States International, Inc. (a)	17,040	1,389,953

		$2,519,817
Other Banks & Diversified Financials - 4.3%
Citigroup, Inc.	78,424	$3,469,478
Discover Financial Services	58,620	2,628,521
Ocwen Financial Corp. (a)	31,380	1,189,930
Visa, Inc., “A”	3,430	582,551

		$7,870,480
Pharmaceuticals - 6.1%
AbbVie, Inc.	46,250	$1,886,075
Johnson & Johnson	38,725	3,157,249
Merck & Co., Inc.	46,870	2,073,060
Pfizer, Inc.	145,770	4,206,922

		$11,323,306
Railroad & Shipping - 0.5%
Union Pacific Corp.	6,570	$935,634

Real Estate - 0.3%
Public Storage, Inc., REIT	3,750	$571,200

Restaurants - 1.5%
McDonald’s Corp.	27,040	$2,695,618

Specialty Chemicals - 0.9%
Airgas, Inc.	17,510	$1,736,292

Telecommunications - Wireless - 1.3%
American Tower Corp., REIT	30,260	$2,327,599

Telephone Services - 3.0%
AT&T, Inc.	36,024	$1,321,721
CenturyLink, Inc.	46,674	1,639,658
Verizon Communications, Inc.	51,370	2,524,836

		$5,486,215
Tobacco - 2.4%
Lorillard, Inc.	50,630	$2,042,921
Philip Morris International, Inc.	25,090	2,326,094

		$4,369,015

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 1.2%
United Parcel Service, Inc., “B”	25,260	$2,169,834

Utilities - Electric Power - 3.5%
AES Corp.	166,790	$2,096,550
American Electric Power Co., Inc.	46,450	2,258,864
NRG Energy, Inc.	77,960	2,065,160

		$6,420,574
Total Common Stocks (Identified Cost, $160,544,210)		$182,388,783

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	1,865,896	$1,865,896
Total Investments (Identified Cost, $162,410,106)		$184,254,679

Other Assets, Less Liabilities - (0.2)%		(349,711)
Net Assets - 100.0%		$183,904,968

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $160,544,210)	$182,388,783
Underlying affiliated funds, at cost and value	1,865,896
Total investments, at value (identified cost, $162,410,106)	$184,254,679
Cash	37,392
Receivables for
Fund shares sold	718,683
Dividends	113,089
Receivable from investment adviser	2,851
Other assets	1,145
Total assets	$185,127,839
Liabilities
Payables for
Investments purchased	$1,041,844
Fund shares reacquired	72,707
Payable to affiliates
Shareholder servicing costs	71,981
Distribution and service fees	4,855
Payable for independent Trustees’ compensation	238
Accrued expenses and other liabilities	31,246
Total liabilities	$1,222,871
Net assets	$183,904,968
Net assets consist of
Paid-in capital	$170,110,210
Unrealized appreciation (depreciation) on investments	21,844,573
Accumulated net realized gain (loss) on investments	(9,328,752)
Undistributed net investment income	1,278,937
Net assets	$183,904,968
Shares of beneficial interest outstanding	10,571,451

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$53,493,257	3,073,094	$17.41
Class B	3,381,058	198,559	17.03
Class C	5,548,307	329,238	16.85
Class I	49,532,114	2,820,127	17.56
Class R1	644,571	38,107	16.91
Class R2	6,003,961	355,483	16.89
Class R3	38,478,750	2,218,797	17.34
Class R4	22,896,663	1,314,553	17.42
Class R5	3,926,287	223,493	17.57

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.47 [100 / 94.25 x $17.41]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,260,034
Dividends from underlying affiliated funds	1,357
Total investment income	$2,261,391
Expenses
Management fee	$468,409
Distribution and service fees	147,834
Shareholder servicing costs	98,087
Administrative services fee	15,498
Independent Trustees’ compensation	1,653
Custodian fee	12,324
Shareholder communications	8,541
Audit and tax fees	24,899
Legal fees	641
Registration fees	55,706
Miscellaneous	7,925
Total expenses	$841,517
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(200,833)
Net expenses	$640,681
Net investment income	$1,620,710
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$3,429,825
Change in unrealized appreciation (depreciation) on investments	$9,804,799
Net realized and unrealized gain (loss) on investments	$13,234,624
Change in net assets from operations	$14,855,334

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/13 (unaudited)	Year ended 9/30/12
From operations
Net investment income	$1,620,710	$1,424,480
Net realized gain (loss) on investments	3,429,825	1,750,890
Net unrealized gain (loss) on investments	9,804,799	18,482,683
Change in net assets from operations	$14,855,334	$21,658,053
Distributions declared to shareholders
From net investment income	$(1,750,002)	$(510,008)
Change in net assets from fund share transactions	$30,901,731	$59,486,152
Total change in net assets	$44,007,063	$80,634,197
Net assets
At beginning of period	139,897,905	59,263,708
At end of period (including undistributed net investment income of $1,278,937 and $1,408,229, respectively)	$183,904,968	$139,897,905

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class A			2012	2011		2010	2009	2008

Net asset value, beginning of period	$16.11		$12.53	$12.47		$11.59	$12.61	$16.67
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.22	$0.20		$0.16	$0.17	$0.14
Net realized and unrealized gain (loss) on investments	1.31		3.45	(0.01	)(g)	1.09	(1.09)	(3.71)
Total from investment operations	$1.48		$3.67	$0.19		$1.25	$(0.92)	$(3.57)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.09)	$(0.13)		$(0.37)	$(0.06)	$(0.17)
From net realized gain on investments	—		—	—		—	(0.04)	(0.32)
Total distributions declared to shareholders	$(0.18)		$(0.09)	$(0.13)		$(0.37)	$(0.10)	$(0.49)
Net asset value, end of period (x)	$17.41		$16.11	$12.53		$12.47	$11.59	$12.61
Total return (%) (r)(s)(t)(x)	9.27	(n)	29.45	1.45		10.96	(7.13)	(21.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.31	1.67		2.17	1.85	1.38
Expenses after expense reductions (f)	0.88	(a)	0.90	0.90		0.88	0.88	1.18
Net investment income	2.03	(a)	1.46	1.40		1.30	1.78	0.91
Portfolio turnover	26	(n)	59	92		77	71	91
Net assets at end of period (000 omitted)	$53,493		$42,149	$19,238		$13,018	$11,473	$25,907

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class B			2012	2011		2010	2009	2008

Net asset value, beginning of period	$15.72		$12.24	$12.18		$11.33	$12.38	$16.32
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.10	$0.09		$0.07	$0.10	$0.03
Net realized and unrealized gain (loss) on investments	1.29		3.38	(0.00	)(g)(w)	1.06	(1.08)	(3.64)
Total from investment operations	$1.39		$3.48	$0.09		$1.13	$(0.98)	$(3.61)
Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$(0.03)		$(0.28)	$(0.03)	$(0.01)
From net realized gain on investments	—		—	—		—	(0.04)	(0.32)
Total distributions declared to shareholders	$(0.08)		$—	$(0.03)		$(0.28)	$(0.07)	$(0.33)
Net asset value, end of period (x)	$17.03		$15.72	$12.24		$12.18	$11.33	$12.38
Total return (%) (r)(s)(t)(x)	8.89	(n)	28.43	0.74		10.14	(7.84)	(22.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	2.06	2.44		2.92	2.59	2.03
Expenses after expense reductions (f)	1.63	(a)	1.65	1.65		1.63	1.60	1.85
Net investment income	1.27	(a)	0.68	0.68		0.55	1.06	0.23
Portfolio turnover	26	(n)	59	92		77	71	91
Net assets at end of period (000 omitted)	$3,381		$2,631	$1,444		$1,554	$1,440	$2,034

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.58		$12.13	$12.07	$11.25	$12.29	$16.23
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.10	$0.09	$0.06	$0.10	$0.03
Net realized and unrealized gain (loss) on investments	1.26		3.35	0.01 (g)	1.06	(1.07)	(3.61)
Total from investment operations	$1.36		$3.45	$0.10	$1.12	$(0.97)	$(3.58)
Less distributions declared to shareholders
From net investment income	$(0.09)		$—	$(0.04)	$(0.30)	$(0.03)	$(0.04)
From net realized gain on investments	—		—	—	—	(0.04)	(0.32)
Total distributions declared to shareholders	$(0.09)		$—	$(0.04)	$(0.30)	$(0.07)	$(0.36)
Net asset value, end of period (x)	$16.85		$15.58	$12.13	$12.07	$11.25	$12.29
Total return (%) (r)(s)(t)(x)	8.81	(n)	28.44	0.77	10.12	(7.81)	(22.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	2.06	2.44	2.92	2.59	2.03
Expenses after expense reductions (f)	1.63	(a)	1.65	1.65	1.63	1.60	1.86
Net investment income	1.24	(a)	0.70	0.67	0.55	1.03	0.23
Portfolio turnover	26	(n)	59	92	77	71	91
Net assets at end of period (000 omitted)	$5,548		$3,986	$1,586	$1,525	$1,476	$1,810

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class I			2012	2011		2010	2009	2008

Net asset value, beginning of period	$16.27		$12.64	$12.57		$11.69	$12.73	$16.84
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.26	$0.23		$0.19	$0.22	$0.18
Net realized and unrealized gain (loss) on investments	1.31		3.49	(0.00	)(g)(w)	1.09	(1.14)	(3.72)
Total from investment operations	$1.50		$3.75	$0.23		$1.28	$(0.92)	$(3.54)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.12)	$(0.16)		$(0.40)	$(0.08)	$(0.25)
From net realized gain on investments	—		—	—		—	(0.04)	(0.32)
Total distributions declared to shareholders	$(0.21)		$(0.12)	$(0.16)		$(0.40)	$(0.12)	$(0.57)
Net asset value, end of period (x)	$17.56		$16.27	$12.64		$12.57	$11.69	$12.73
Total return (%) (r)(s)(x)	9.33	(n)	29.80	1.73		11.21	(7.07)	(21.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	1.06	1.38		1.87	1.51	1.01
Expenses after expense reductions (f)	0.63	(a)	0.65	0.65		0.64	0.60	0.88
Net investment income	2.28	(a)	1.71	1.67		1.55	2.34	1.20
Portfolio turnover	26	(n)	59	92		77	71	91
Net assets at end of period (000 omitted)	$49,532		$39,555	$20,260		$4,503	$1,163	$21,551

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R1			2012	2011		2010	2009	2008 (i)

Net asset value, beginning of period	$15.61		$12.15	$12.10		$11.29	$12.38	$13.70
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.10	$0.09		$0.07	$0.10	$0.01
Net realized and unrealized gain (loss) on investments	1.29		3.36	(0.00	)(g)(w)	1.05	(1.08)	(1.33	)(g)
Total from investment operations	$1.37		$3.46	$0.09		$1.12	$(0.98)	$(1.32)
Less distributions declared to shareholders
From net investment income	$(0.07)		$—	$(0.04)		$(0.31)	$(0.07)	$—
From net realized gain on investments	—		—	—		—	(0.04)	—
Total distributions declared to shareholders	$(0.07)		$—	$(0.04)		$(0.31)	$(0.11)	$—
Net asset value, end of period (x)	$16.91		$15.61	$12.15		$12.10	$11.29	$12.38
Total return (%) (r)(s)(x)	8.83	(n)	28.48	0.73		10.05	(7.78)	(9.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	2.06	2.42		2.92	2.60	2.93	(a)
Expenses after expense reductions (f)	1.62	(a)	1.65	1.65		1.63	1.60	1.60	(a)
Net investment income	1.02	(a)	0.69	0.69		0.55	1.02	0.88	(a)
Portfolio turnover	26	(n)	59	92		77	71	91
Net assets at end of period (000 omitted)	$645		$160	$119		$92	$83	$90

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R2			2012	2011	2010	2009	2008 (i)

Net asset value, beginning of period	$15.64		$12.19	$12.17	$11.34	$12.38	$13.70
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.17	$0.14	$0.12	$0.15	$0.01
Net realized and unrealized gain (loss) on investments	1.28		3.37	0.02 (g)	1.07	(1.08)	(1.33	)(g)
Total from investment operations	$1.41		$3.54	$0.16	$1.19	$(0.93)	$(1.32)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.09)	$(0.14)	$(0.36)	$(0.07)	$—
From net realized gain on investments	—		—	—	—	(0.04)	—
Total distributions declared to shareholders	$(0.16)		$(0.09)	$(0.14)	$(0.36)	$(0.11)	$—
Net asset value, end of period (x)	$16.89		$15.64	$12.19	$12.17	$11.34	$12.38
Total return (%) (r)(s)(x)	9.12	(n)	29.15	1.25	10.65	(7.32)	(9.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.56	1.87	2.42	2.10	2.43	(a)
Expenses after expense reductions (f)	1.13	(a)	1.15	1.15	1.13	1.10	1.10	(a)
Net investment income	1.67	(a)	1.20	1.07	1.05	1.52	1.38	(a)
Portfolio turnover	26	(n)	59	92	77	71	91
Net assets at end of period (000 omitted)	$6,004		$2,968	$1,587	$93	$84	$90

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R3			2012	2011	2010	2009	2008 (i)

Net asset value, beginning of period	$16.06		$12.50	$12.43	$11.57	$12.60	$13.94
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.22	$0.18	$0.16	$0.17	$0.02
Net realized and unrealized gain (loss) on investments	1.30		3.44	0.02 (g)	1.08	(1.08)	(1.36	)(g)
Total from investment operations	$1.46		$3.66	$0.20	$1.24	$(0.91)	$(1.34)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.10)	$(0.13)	$(0.38)	$(0.08)	$—
From net realized gain on investments	—		—	—	—	(0.04)	—
Total distributions declared to shareholders	$(0.18)		$(0.10)	$(0.13)	$(0.38)	$(0.12)	$—
Net asset value, end of period (x)	$17.34		$16.06	$12.50	$12.43	$11.57	$12.60
Total return (%) (r)(s)(x)	9.22	(n)	29.45	1.53	10.92	(7.09)	(9.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.31	1.51	2.17	1.85	2.18	(a)
Expenses after expense reductions (f)	0.88	(a)	0.90	0.90	0.89	0.85	0.85	(a)
Net investment income	1.99	(a)	1.47	1.32	1.30	1.77	1.64	(a)
Portfolio turnover	26	(n)	59	92	77	71	91
Net assets at end of period (000 omitted)	$38,479		$28,576	$7,016	$93	$84	$90

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R4			2012	2011	2010	2009	2008 (i)

Net asset value, beginning of period	$16.13		$12.54	$12.47	$11.60	$12.61	$13.94
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.25	$0.20	$0.19	$0.20	$0.02
Net realized and unrealized gain (loss) on investments	1.31		3.46	0.03 (g)	1.08	(1.09)	(1.35	)(g)
Total from investment operations	$1.50		$3.71	$0.23	$1.27	$(0.89)	$(1.33)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.12)	$(0.16)	$(0.40)	$(0.08)	$—
From net realized gain on investments	—		—	—	—	(0.04)	—
Total distributions declared to shareholders	$(0.21)		$(0.12)	$(0.16)	$(0.40)	$(0.12)	$—
Net asset value, end of period (x)	$17.42		$16.13	$12.54	$12.47	$11.60	$12.61
Total return (%) (r)(s)(x)	9.41	(n)	29.72	1.75	11.21	(6.89)	(9.54	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	1.06	1.30	1.92	1.60	1.93	(a)
Expenses after expense reductions (f)	0.63	(a)	0.65	0.65	0.63	0.60	0.60	(a)
Net investment income	2.28	(a)	1.68	1.46	1.55	2.01	1.88	(a)
Portfolio turnover	26	(n)	59	92	77	71	91
Net assets at end of period (000 omitted)	$22,897		$19,762	$8,014	$94	$84	$90

See Notes to Financial Statements

21

Financial Highlights – continued

Class R5	Six months ended 3/31/13 (unaudited)		Year ended 9/30/12 (i)

Net asset value, beginning of period	$16.27		$14.64
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.43		1.54	(g)
Total from investment operations	$1.51		$1.63
Less distributions declared to shareholders
From net investment income	$(0.21)		$—
Net asset value, end of period (x)	$17.57		$16.27
Total return (%) (r)(s)(x)	9.44	(n)	11.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.98	(a)
Expenses after expense reductions (f)	0.53	(a)	0.58	(a)
Net investment income	0.89	(a)	1.65	(a)
Portfolio turnover	26	(n)	59
Net assets at end of period (000 omitted)	$3,926		$111

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, September 2, 2008 (Classes R1, R2, R3, and R4) and June 1, 2012 (Class R5), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

23

Notes to Financial Statements (unaudited) – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$182,388,783	$—	$—	$182,388,783
Mutual Funds	1,865,896	—	—	1,865,896
Total Investments	$184,254,679	$—	$—	$184,254,679

24

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

25

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/12
Ordinary income (including any short-term capital gains)	$510,008

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/13
Cost of investments	$162,656,636
Gross appreciation	23,856,348
Gross depreciation	(2,258,305)
Net unrealized appreciation (depreciation)	$21,598,043

As of 9/30/12
Undistributed ordinary income	1,408,229
Capital loss carryforwards	(12,383,025)
Post-October capital loss deferral	(129,022)
Net unrealized appreciation (depreciation)	11,793,244

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/18	$(12,383,025)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

26

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/13	Year ended 9/30/12
Class A	$516,538	$191,054
Class B	14,794	—
Class C	25,836	—
Class I	548,053	174,994
Class R1	795	—
Class R2	39,453	10,314
Class R3	332,907	60,046
Class R4	270,159	73,600
Class R5	1,467	—
Total	$1,750,002	$510,008

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. Effective February 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2014. For the period February 1, 2013 through March 31, 2013, this management fee reduction amounted to $55,789, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.53% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related, such that total annual fund operating expenses did not exceed the following rates annually of each class’ average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.90%	1.65%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%	0.58%

This written agreement terminated on January 31, 2013. For the period October 1, 2012 through January 31, 2013, this reduction amounted to $120,522 and is reflected as a reduction of total expenses in the Statement of Operations.

Effective February 1, 2013, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes,

27

Notes to Financial Statements (unaudited) – continued

extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.85%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%	0.53%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2014. For the period February 1, 2013 through March 31, 2013, this reduction amounted to $24,364 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,191 for the six months ended March 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$60,403
Class B	0.75%	0.25%	1.00%	1.00%	14,738
Class C	0.75%	0.25%	1.00%	1.00%	22,423
Class R1	0.75%	0.25%	1.00%	1.00%	1,371
Class R2	0.25%	0.25%	0.50%	0.50%	10,886
Class R3	—	0.25%	0.25%	0.25%	38,013
Total Distribution and Service Fees					$147,834

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

28

Notes to Financial Statements (unaudited) – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2013, were as follows:

Amount
Class A	$200
Class B	493
Class C	646

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2013, the fee was $14,804, which equated to 0.0189% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $83,283.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.0198% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $537 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $158, which is shown as a reduction of total expenses in the

29

Notes to Financial Statements (unaudited) – continued

Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 6,831 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $69,534,390 and $39,813,558, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/13		Year ended 9/30/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	853,977	$13,955,810	1,905,443	$27,858,674
Class B	45,327	719,046	91,160	1,337,059
Class C	103,494	1,648,613	143,601	2,081,573
Class I	565,971	9,340,015	1,238,347	18,956,431
Class R1	44,671	733,662	522	7,520
Class R2	192,615	3,010,155	87,028	1,314,871
Class R3	750,551	12,319,851	1,520,963	22,969,752
Class R4	217,520	3,469,828	727,443	11,053,982
Class R5	218,691	3,773,352	6,831	100,000
	2,992,817	$48,970,332	5,721,338	$85,679,862

Shares issued to shareholders in reinvestment of distributions
Class A	27,774	$440,496	11,652	$158,584
Class B	857	13,330	—	—
Class C	1,354	20,832	—	—
Class I	19,775	316,204	4,740	64,991
Class R1	51	795	—	—
Class R2	2,562	39,453	779	10,314
Class R3	21,070	332,907	4,425	60,046
Class R4	17,034	270,159	5,412	73,600
Class R5	92	1,467	—	—
	90,569	$1,435,643	27,008	$367,535

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/13		Year ended 9/30/12 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(425,212)	$(7,006,798)	(835,730)	$(12,394,614)
Class B	(14,926)	(239,776)	(41,865)	(611,294)
Class C	(31,490)	(498,201)	(18,514)	(264,193)
Class I	(197,546)	(3,217,286)	(413,917)	(5,994,765)
Class R1	(16,859)	(274,837)	(60)	(857)
Class R2	(29,458)	(464,157)	(28,185)	(402,900)
Class R3	(332,526)	(5,377,446)	(306,974)	(4,675,201)
Class R4	(145,054)	(2,388,790)	(146,988)	(2,217,421)
Class R5	(2,121)	(36,953)	—	—
	(1,195,192)	$(19,504,244)	(1,792,233)	$(26,561,245)

Net change
Class A	456,539	$7,389,508	1,081,365	$15,622,644
Class B	31,258	492,600	49,295	725,765
Class C	73,358	1,171,244	125,087	1,817,380
Class I	388,200	6,438,933	829,170	13,026,657
Class R1	27,863	459,620	462	6,663
Class R2	165,719	2,585,451	59,622	922,285
Class R3	439,095	7,275,312	1,218,414	18,354,597
Class R4	89,500	1,351,197	585,867	8,910,161
Class R5	216,662	3,737,866	6,831	100,000
	1,888,194	$30,901,731	3,956,113	$59,486,152

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2013, the fund’s commitment fee and interest expense were $384 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	703,875	31,243,479	(30,081,458)	1,865,896

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,357	$1,865,896

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2013

*	Print name and title of each signing officer under his or her signature.